UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1.    Schedule of Investments

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 98.1%
	Columbia Acorn International, Class Z	12	563
	Columbia Cash Reserves, Capital Class Shares	4,373	4,373
	Columbia High Income Fund, Class Z	550	4,816
	Columbia Large Cap Enhanced Core Fund, Class Z	3,784	55,631
	Columbia Large Cap Value Fund, Class Z	673	9,884
	Columbia Marsico Focused Equities Fund, Class Z	530	11,993
	Columbia Mid Cap Growth Fund, Class Z	346	9,636
	Columbia Mid Cap Value Fund, Class Z	501	7,476
	Columbia Multi-Advisor International Equity Fund, Class Z	1,434	25,816
	Columbia Short Term Bond Fund, Class Z	448	4,382
	Columbia Small Cap Growth Fund II, Class Z	213	3,027
	Columbia Small Cap Value Fund II, Class Z	232	3,200
	Columbia Total Return Bond Fund, Class Z	7,992	76,242

	Total Investment Companies (cost of $219,706)		217,039

		Par ($)
Short-Term Obligation – 19.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value $44,841 (repurchase proceeds $42,006)	42,000	42,000

	Total Short-Term Obligation (cost of $42,000)		42,000

	Total Investments – 117.1% (cost of $261,706)(b)(c)		259,039

	Other Assets & Liabilities, Net – (17.1)%		(37,746)

	Net Assets – 100.0%		221,293

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

1

(b)	Cost for federal income tax purposes is $261,706.

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,143	$(5,810)	$(2,667)

2

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.4%
	Columbia Acorn International, Class Z	56	2,563
	Columbia Cash Reserves, Capital Class Shares	6,130	6,130
	Columbia High Income Fund, Class Z	146	1,278
	Columbia Large Cap Enhanced Core Fund, Class Z	6,067	89,187
	Columbia Large Cap Value Fund, Class Z	1,199	17,615
	Columbia Marsico Focused Equities Fund, Class Z	897	20,281
	Columbia Mid Cap Growth Fund, Class Z	587	16,346
	Columbia Mid Cap Value Fund, Class Z	879	13,122
	Columbia Multi-Advisor International Equity Fund, Class Z	2,317	41,713
	Columbia Small Cap Growth Fund II, Class Z	372	5,274
	Columbia Small Cap Value Fund II, Class Z	428	5,905
	Columbia Total Return Bond Fund, Class Z	10,440	99,597

	Total Investment Companies (cost of $319,772)		319,011

		Par ($)
Short-Term Obligation – 19.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value $69,752 (repurchase proceeds $64,009)	64,000	64,000

	Total Short-Term Obligation (cost of $64,000)		64,000

	Total Investments – 119.3% (cost of $383,772)(b)(c)		383,011

	Other Assets & Liabilities, Net – (19.3)%		(61,905)

	Net Assets – 100.0%		321,106

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

1

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $383,772.

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,249	$(5,010)	$(761)

2

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.4%
	Columbia Acorn International, Class Z	143	6,517
	Columbia Cash Reserves, Capital Class Shares	10,147	10,147
	Columbia Large Cap Enhanced Core Fund, Class Z	9,905	145,597
	Columbia Large Cap Value Fund, Class Z	2,145	31,513
	Columbia Marsico Focused Equities Fund, Class Z	1,613	36,470
	Columbia Mid Cap Growth Fund, Class Z	996	27,751
	Columbia Mid Cap Value Fund, Class Z	1,486	22,185
	Columbia Multi-Advisor International Equity Fund, Class Z	3,845	69,217
	Columbia Small Cap Growth Fund II, Class Z	724	10,260
	Columbia Small Cap Value Fund II, Class Z	816	11,264
	Columbia Total Return Bond Fund, Class Z	14,895	142,103

	Total Investment Companies (cost of $496,376)		513,024

		Par ($)
Short-Term Obligation – 14.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 12/25/23, market value of $79,717 (repurchase proceeds $77,010)	77,000	77,000

	Total Short-Term Obligation (cost of $77,000)		77,000

	Total Investments – 114.3% (cost of $573,376)(b)(c)		590,024

	Other Assets & Liabilities, Net – (14.3)%		(73,748)

	Net Assets – 100.0%		516,276

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $573,376.

1

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,545	$(3,897)	$16,648

2

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 95.3%
	Columbia Acorn International, Class Z	96	4,390
	Columbia Cash Reserves, Capital Class Shares	5,536	5,536
	Columbia Large Cap Enhanced Core Fund, Class Z	5,158	75,823
	Columbia Large Cap Value Fund, Class Z	1,264	18,573
	Columbia Marsico Focused Equities Fund, Class Z	942	21,297
	Columbia Mid Cap Growth Fund, Class Z	577	16,077
	Columbia Mid Cap Value Fund, Class Z	890	13,284
	Columbia Multi-Advisor International Equity Fund, Class Z	2,008	36,146
	Columbia Small Cap Growth Fund II, Class Z	475	6,742
	Columbia Small Cap Value Fund II, Class Z	539	7,438
	Columbia Total Return Bond Fund, Class Z	6,686	63,783

	Total Investment Companies (cost of $270,493)		269,089

		Par ($)
Short-Term Obligation – 19.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by U.S. Government Agency Obligation maturing 08/15/08, market value of $59,787. (repurchase proceeds $54,007)	54,000	54,000

	Total Short-Term Obligation (cost of $54,000)		54,000

	Total Investments – 114.4% (cost of $324,493)(b)(c)		323,089

	Other Assets & Liabilities, Net – (14.4)%		(40,612)

	Net Assets – 100.0%		282,477

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $324,493.

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,031	$(6,435)	$(1,404)

1

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 97.6%
	Columbia Acorn International, Class Z	139	6,363
	Columbia Cash Reserves, Capital Class Shares	5,838	5,838
	Columbia Large Cap Enhanced Core Fund, Class Z	5,747	84,483
	Columbia Large Cap Value Fund, Class Z	1,542	22,647
	Columbia Marsico Focused Equities Fund, Class Z	1,121	25,349
	Columbia Mid Cap Growth Fund, Class Z	680	18,951
	Columbia Mid Cap Value Fund, Class Z	1,058	15,791
	Columbia Multi-Advisor International Equity Fund, Class Z	2,302	41,435
	Columbia Small Cap Growth Fund II, Class Z	504	7,151
	Columbia Small Cap Value Fund II, Class Z	721	9,943
	Columbia Total Return Bond Fund, Class Z	5,501	52,482

	Total Investment Companies (cost of $283,539)		290,433

		Par ($)
Short-Term Obligation – 19.5%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value $59,787 (repurchase proceeds $58,008)	58,000	58,000

	Total Short-Term Obligation (cost of $58,000)		58,000

	Total Investments – 117.1% (cost of $341,539)(b)(c)		348,433

	Other Assets & Liabilities, Net – (17.1)%		(50,795)

	Net Assets – 100.0%		297,638

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $341,539.

1

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,692	$(3,798)	$6,894

2

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 98.0%
	Columbia Acorn International, Class Z	173	7,901
	Columbia Cash Reserves, Capital Class Shares	5,849	5,849
	Columbia Large Cap Enhanced Core Fund, Class Z	5,940	87,316
	Columbia Large Cap Value Fund, Class Z	1,715	25,194
	Columbia Marsico Focused Equities Fund, Class Z	1,237	27,970
	Columbia Mid Cap Growth Fund, Class Z	705	19,635
	Columbia Mid Cap Value Fund, Class Z	1,122	16,748
	Columbia Multi-Advisor International Equity Fund, Class Z	2,366	42,580
	Columbia Small Cap Growth Fund II, Class Z	513	7,276
	Columbia Small Cap Value Fund II, Class Z	775	10,694
	Columbia Total Return Bond Fund, Class Z	3,993	38,097

	Total Investment Companies (cost of $287,841)		289,260

		Par ($)
Short-Term Obligation – 18.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value of $59,787 (repurchase proceeds $56,008)	56,000	56,000

	Total Short-Term Obligation (cost of $56,000)		56,000

	Total Investments – 116.9% (cost of $343,841)(b)(c)		345,260

	Other Assets & Liabilities, Net – (16.9)%		(50,026)

	Net Assets – 100.0%		295,234

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b)	Cost for federal income tax purposes is $343,841.

1

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,120	$(6,701)	$1,419

2

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.9%
	Columbia Acorn International, Class Z	349	15,938
	Columbia Cash Reserves, Capital Class Shares	9,375	9,375
	Columbia Large Cap Enhanced Core Fund, Class Z	9,634	141,625
	Columbia Large Cap Value Fund, Class Z	3,154	46,333
	Columbia Marsico Focused Equities Fund, Class Z	2,227	50,349
	Columbia Mid Cap Growth Fund, Class Z	1,288	35,884
	Columbia Mid Cap Value Fund, Class Z	2,091	31,222
	Columbia Multi-Advisor International Equity Fund, Class Z	4,052	72,938
	Columbia Small Cap Growth Fund II, Class Z	1,014	14,376
	Columbia Small Cap Value Fund II, Class Z	1,498	20,672
	Columbia Total Return Bond Fund, Class Z	3,934	37,528

	Total Investment Companies (cost of $460,226)		476,240

		Par ($)
Short-Term Obligation – 15.1%

	Repurchase agreement with State Street Bank & Trust Co. dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value $74,734 (repurchase proceeds $72,010)	72,000	72,000

	Total Investments – 115.0% (cost of $532,226)(b)(c)		548,240

	Other Assets & Liabilities, Net – (15.0)%		(71,524)

	Net Assets – 100.0%		476,716

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $532,226.

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,745	$(4,731)	$16,014

1

INVESTMENT PORTFOLIO

July 31, 2007 (Unaudited)	Banc of America Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 99.8%
	Columbia Acorn International, Class Z	966	44,081
	Columbia Cash Reserves, Capital Class Shares	22,402	22,402
	Columbia Large Cap Enhanced Core Fund, Class Z	21,323	313,453
	Columbia Large Cap Value Fund, Class Z	8,282	121,663
	Columbia Marsico Focused Equities Fund, Class Z	5,824	131,678
	Columbia Mid Cap Growth Fund, Class Z	3,147	87,709
	Columbia Mid Cap Value Fund, Class Z	5,146	76,834
	Columbia Multi-Advisor International Equity Fund, Class Z	9,583	172,491
	Columbia Small Cap Growth Fund II, Class Z	2,832	40,155
	Columbia Small Cap Value Fund II, Class Z	4,006	55,282
	Columbia Total Return Bond Fund, Class Z	3,526	33,638

	Total Investment Companies (cost of $1,119,073)		1,099,386

		Par ($)
Short-Term Obligation – 6.4%

	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/07, due 08/01/07 at 4.920%, collateralized by a U.S. Government Agency Obligation maturing 08/15/08, market value $74,734 (repurchase proceeds $70,010)	70,000	70,000

	Total Short-Term Obligation (cost of $70,000)		70,000

	Total Investments – 106.2% (cost of $1,189,073)(b)(c)		1,169,386

	Other Assets & Liabilities, Net – (6.2)%		(67,841)

	Net Assets – 100.0%		1,101,545

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,189,073.

(c)	Unrealized appreciation and depreciation at July 31, 2007 based on cost of investments for federal income tax purposes was:

1

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$17,030	$(36,717)	$(19,687)

2

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 24, 2007